Nature of business - Schedule of subsidiaries percentage (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
FSD Biosciences Inc, USA [Member]
Nature of business - Schedule of subsidiaries percentage (Details) [Line Items]
Subsidiaries percetage	100.00%	100.00%
Prismic Pharmaceuticals Inc.(“Prismic), USA [Member]
Nature of business - Schedule of subsidiaries percentage (Details) [Line Items]
Subsidiaries percetage	100.00%	100.00%
FV Pharma Inc, Canada [Member]
Nature of business - Schedule of subsidiaries percentage (Details) [Line Items]
Subsidiaries percetage	100.00%	100.00%
Lucid Psycheceuticals Inc,Canada [Member]
Nature of business - Schedule of subsidiaries percentage (Details) [Line Items]
Subsidiaries percetage	100.00%	100.00%
FSD Strategic Investments Inc, Canada [Member]
Nature of business - Schedule of subsidiaries percentage (Details) [Line Items]
Subsidiaries percetage	100.00%	100.00%
FSD Pharma Australia Pty Ltd, Australia [Member]
Nature of business - Schedule of subsidiaries percentage (Details) [Line Items]
Subsidiaries percetage	100.00%	100.00%
Celly Nutrition Corp, Canada [Member]
Nature of business - Schedule of subsidiaries percentage (Details) [Line Items]
Subsidiaries percetage	20.11%	22.95%
Huge Biopharma Australia Pty Ltd, Australia [Member]
Nature of business - Schedule of subsidiaries percentage (Details) [Line Items]
Subsidiaries percetage	100.00%	100.00%